Pre-IPO Preferred Shares (Details)	12 Months Ended
Dec. 31, 2018
Preferred shares
Conversion ratio	1
Pre-IPO Series A Preferred Shares
Preferred shares
Redemption price percentage	150.00%
Redemption term	5 years
Pre-IPO Series A+ Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years
Pre-IPO Series B Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years
Pre-IPO Series C Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years
Pre-IPO Series C1 Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years
Pre-IPO Series C2 Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years
Pre-IPO Series D1 Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years
Pre-IPO Series D2 Preferred Shares
Preferred shares
Annualized interest percentage	7.00%
Redemption term	5 years